Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Financial Risk Management
Schedule of interest rate risk on NOK 2024 Bonds

Hedge type	Instrument type	Counterparty	Maturing in	Notional amount	Hedged item
	Receive 3-month NIBOR, pay 3-month LIBOR floating CCS	DNB	Nov 2024	$32,850
Cash flow hedges	Receive 3-month NIBOR, pay 3-month LIBOR floating CCS	SEB	Nov 2024	$32,850	NOK 2024 Bonds of the same maturity and notional of the CCSs.
	Receive 3-month NIBOR, pay 3-month LIBOR floating CCS	Nordea	Nov 2024	$32,850
			Total	$98,550

Schedule of expected cash flows for non-derivative financial liabilities

	Weighted
	average
	effective	Less
	interest	than 1
	rate	month	1-3 months	3-12 months	1-5 years	5+ years	Total
December 31, 2020
Trade and other accounts payable		$24,651	129	266	—	—	25,046
Amounts due to related parties		164	—	—	—	—	164
Other payables and accruals*		34,919	28,940	17,399	—	—	81,258
Other non-current liabilities*		—	—	—	612	1,379	1,991
Variable interest loans	2.46%	54,892	39,196	227,325	2,224,725	1,264,577	3,810,715
Bonds		—	10,640	32,485	478,314	—	521,439
Lease liabilities		1,756	3,361	14,072	75,303	182,880	277,372
Total		$116,382	82,266	291,547	2,778,954	1,448,836	4,717,985
December 31, 2021
Trade and other accounts payable		$15,770	122	—	—	—	15,892
Amounts due to related parties		27	—	—	—	—	27
Other payables and accruals*		22,513	42,026	17,893	—	—	82,432
Other non-current liabilities*		—	—	—	814	1,314	2,128
Variable interest loans	2.33%	39,834	41,548	227,108	2,135,245	1,186,584	3,630,319
Bonds		—	323,503	5,082	115,817	—	444,402
Lease liabilities		3,775	7,199	32,220	174,048	166,582	383,824
Total		$81,919	414,398	282,303	2,425,924	1,354,480	4,559,024
*	Non-financial liabilities are excluded.

Schedule of expected cash flows for derivative financial instruments

	Less than 1
	month	1-3 months	3-12 months	1-5 years	5+ years	Total
December 31, 2020
Interest rate swaps	559	1,128	33,772	73,968	5,132	114,559
Cross currency swaps	—	(25)	(182)	(5,597)	—	(5,804)
Forward foreign exchange contracts	(113)	(234)	—	—	—	(347)
Total	446	869	33,590	68,371	5,132	108,408
December 31, 2021
Interest rate swaps	605	1,138	23,877	28,263	1,217	55,100
Cross currency swaps	—	(76)	(430)	(1,961)	—	(2,467)
Forward foreign exchange contracts	175	345	427	—	—	947
Total	780	1,407	23,874	26,302	1,217	53,580

Summary of credit risk exposure

	As of
	December 31,
	2020	2021
Cash and cash equivalents	367,269	282,246
Trade and other receivables	36,223	28,595
Dividends receivable and other amounts due from related parties	1,259	18
Derivative financial instruments	6,095	2,509